Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,512,453.63

Principal:
Principal Collections	$26,785,112.11
Prepayments in Full	$18,984,716.48
Liquidation Proceeds	$756,283.95
Recoveries	$32,199.07
Sub Total	$46,558,311.61
Collections	$51,070,765.24

Purchase Amounts:
Purchase Amounts Related to Principal	$634,304.06
Purchase Amounts Related to Interest	$4,006.46
Sub Total	$638,310.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,709,075.76

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$51,709,075.76
Servicing Fee	$947,799.55	$947,799.55	$0.00	$0.00	$50,761,276.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$50,761,276.21
Interest - Class A-2 Notes	$52,692.95	$52,692.95	$0.00	$0.00	$50,708,583.26
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$50,313,783.26
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$50,166,224.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,166,224.93
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$50,082,738.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,082,738.85
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$50,013,405.52
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,013,405.52
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$49,915,738.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$49,915,738.85
Regular Principal Payment	$44,838,821.01	$44,838,821.01	$0.00	$0.00	$5,076,917.84
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,076,917.84
Residuel Released to Depositor	$0.00	$5,076,917.84	$0.00	$0.00	$0.00
Total		$51,709,075.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$44,838,821.01
Total					$44,838,821.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$44,838,821.01	$72.68	$52,692.95	$0.09	$44,891,513.96	$72.77
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$44,838,821.01	$21.98	$845,537.36	$0.41	$45,684,358.37	$22.39

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$110,932,517.19	0.1798225	$66,093,696.18	0.1071384
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,085,992,517.19	0.5323858	$1,041,153,696.18	0.5104045

Pool Information
Weighted Average APR	4.626%	4.615%
Weighted Average Remaining Term	45.93	45.07
Number of Receivables Outstanding	58,776	57,178
Pool Balance	$1,137,359,458.96	$1,089,884,573.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,092,658,135.36	$1,047,107,191.08
Pool Factor	0.5470824	0.5242464

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$16,348,268.61
Yield Supplement Overcollateralization Amount	$42,777,382.71
Targeted Overcollateralization Amount	$48,730,877.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,730,877.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		236	$314,468.57
(Recoveries)		82	$32,199.07
Net Losses for Current Collection Period			$282,269.50
Cumulative Net Losses Last Collection Period			$5,789,958.21
Cumulative Net Losses for all Collection Periods			$6,072,227.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.30%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.82%	928	$19,817,034.55
61-90 Days Delinquent	0.20%	99	$2,129,244.63
91-120 Days Delinquent	0.04%	20	$473,546.40
Over 120 Days Delinquent	0.08%	43	$920,337.71
Total Delinquent Receivables	2.14%	1,090	$23,340,163.29

Repossession Inventory:
Repossessed in the Current Collection Period		61	$1,573,062.32
Total Repossessed Inventory		93	$2,285,289.80

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4019%
Preceding Collection Period			0.3983%
Current Collection Period			0.3042%
Three Month Average			0.3681%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2044%
Preceding Collection Period			0.2144%
Current Collection Period			0.2833%
Three Month Average			0.2340%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer